Fair Value Measurements - Summary of Fair Value Measurements (Detail) - Fair Value, Recurring [Member]	Dec. 31, 2020 USD ($)
Fair Value, Inputs, Level 1 [Member]
Assets:
Marketable securities held in Trust Account	$ 414,228,281
Fair Value, Inputs, Level 1 [Member] | Public Warrant [Member]
Liabilities:
Warrant Liability	35,604,000
Fair Value, Inputs, Level 3 [Member]
Liabilities:
FPA Liability	4,225,000
Fair Value, Inputs, Level 3 [Member] | Private Placement Warrant [Member]
Liabilities:
Warrant Liability	$ 17,990,000